TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before taxes, as reported in the consolidated statements of income		$ 13,964	$ 25,709	$ 14,798
Statutory tax rate		23.00%	23.00%	23.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate		$ 3,212	$ 5,913	$ 3,404
Tax adjustment in respect of different tax rate of foreign subsidiary		(185)		65
Non-deductible expenses and other permanent differences		83	188	(340)
Deferred taxes on losses for which valuation allowance was provided, net		959	592	743
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net		(152)	(2,175)	(2,259)
Foreign withholding taxes		1,489
Stock compensation relating to stock options per ASC No. 718		1,258	821	1,073
Income taxes in respect of prior years		292	330	273
Change of tax rate		(599)		696
Approved, Privileged and Preferred enterprise loss (benefits)	[1]	(1,844)	(2,783)	(684)
Other		(185)	257	92
Taxes on income		$ 4,328	$ 3,143	$ 3,063
Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.04	$ 0.06	$ 0.00
Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.04	$ 0.06	$ 0.00

[1]	Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status